Stockholders' Equity (Stock Option Awards) (Details) - Employee Stock Options - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Threshold for reporting in the equity award activity table	0.5
Option Awards Outstanding, Number of Shares [Roll Forward]
Beginning balance (shares)	8.0	10.0	15.0
Exercised (shares)	(4.0)	(2.0)	(4.0)
Cancelled (shares)	0.0	0.0	(1.0)
Ending balance (shares)	4.0	8.0	10.0
Fully vested (shares)	4.0
Option Awards Outstanding, Weighted Average Exercise Price
Beginning balance, Weighted-average exercise price per share (in dollars per share)	$ 50.14	$ 49.54	$ 48.77
Exercised, Weighted-average exercise price per share (in dollars per share)	47.88	47.41	45.48
Cancelled, Weighted-average exercise price per share (in dollars per share)	49.00	72.37	66.08
Ending balance, Weighted-average exercise price per share (in dollars per share)	51.83	$ 50.14	$ 49.54
Fully vested, Weighted-average exercise price per share (in dollars per share)	$ 51.83
Additional Option Disclosures:
Outstanding, Weighted-average remaining contractual life (in years)	1 year 1 month 9 days
Fully vested, Weighted-average remaining contractual life (in years)	1 year 1 month 9 days
Exercised, Aggregate intrinsic value	$ 761	$ 534	$ 682
Outstanding, Aggregate intrinsic value	1,077
Fully vested, Aggregate intrinsic value	$ 1,077